As filed with the  Securities and Exchange Commission on May 26, 2006
                                     Investment Company Act file number 811-5698




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31,2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Commercial Paper (1.31%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
               LOC BNP Paribas                                                  05/16/06    3.28%    $ 2,000,000     P-1      A1+
------------                                                                                         -----------
   2,000,000   Total Tax Exempt Commercial Paper                                                       2,000,000
------------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (15.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000   Arizona School District TAN Financing Project COPs - Series 2005 07/28/06    4.00%    $ 3,511,911    MIG-1     SP1+
   4,000,000   Lakewood, OH City School District BAN                            09/14/06    3.50       4,008,295    MIG-1
   4,650,000   Richardson, TX Independent School District
               (Unlimited Tax School Building Bond) - Series 2000
               Guaranteed by Texas Permamnet School Fund                        04/01/06    2.75       4,650,000    VMIG-1    A1+
   4,000,000   State of Illinois GO                                             06/30/06    4.50       4,012,633    MIG-1     SP1+
   3,000,000   State of Iowa TRAN - Series 2005                                 06/30/06    4.50       3,009,334    MIG-1     SP1+
   4,500,000   Texas State TRAN - Series 2005                                   08/31/06    4.50       4,526,558    MIG-1     SP1+
------------                                                                                         -----------
  23,650,000   Total Tax Exempt General Obligation Notes & Bonds                                      23,718,731
------------                                                                                         -----------

Variable Rate Demand Instruments (b) (82.68%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   ABN AMRO Munitops Certificate Trust - Series 2006-9
               (Alaska International Airports System RB - Series 2006B-D) (c)
               Insured by MBIA Insurance Corpopration                           10/01/14    3.22%    $ 5,000,000
   3,050,000   Berkeley County, SC (Amoco Chemical Company Project) - Series A  07/01/12    3.17       3,050,000    VMIG-1    A1+
   3,000,000   Chicago, IL Second Lien Water Revenue
               Refunding Bonds - Series 2004
               Insured by MBIA Insurance Corporation                            11/01/31    3.17       3,000,000    VMIG-1    A1+
   2,100,000   Connecticut State HEFA (Quinnipac University) - Series 2001F
               Insured by Radian Asset Assurance Inc.                           07/01/31    3.16       2,100,000              A1+
   1,000,000   Connecticut State HEFA (Yale University) - Series U-1            07/01/33    3.10       1,000,000    VMIG-1    A1+
   6,040,000   Connecticut State Special Tax Obligation RB
               (Transportation Infrastructure Purposes) - Series 2003-1
               Insured by AMBAC Assurance Corporation                           02/01/22    3.20       6,040,000    VMIG-1    A1+
   4,600,000   County of Franklin, OH HRB (US Health Corporation) - Series A
               LOC Citibank, N.A.                                               12/01/21    3.17       4,600,000    VMIG-1
   4,050,000   Commonwealth of Puerto Rico Public Improvement
               Refunding Bonds - Series 2003C
               (Floater - Trust Receipts - Series 2003M4J)
               Insured by FSA                                                   07/01/21    3.18       4,050,000    VMIG-1
   4,940,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
               LOC KeyBank, N.A.                                                03/01/32    3.20       4,940,000    VMIG-1
   1,400,000   Emmaus, PA General Authority Local Government
               (Westchester Area School District Project) - Series 1989 B-24
               LOC Depfa Bank PLC                                               03/01/24    3.20       1,400,000              A1+
   4,000,000   Fulton County, GA Housing Authority MHRB
               (Greenhouse Holcomb Project)
               Collateralized by Federal National Mortgage Association          04/01/30    3.17       4,000,000              A1+
   3,200,000   Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
               LOC Royal Bank of Canada                                         02/01/20    3.22       3,200,000              A1+
   1,495,000   Houston County, GA Development Authority
               (Middle Georgia Community Action Agency) - Series 2001
               LOC Columbus Bank & Trust Company                                01/01/31    3.32       1,495,000     P-1      A1
   1,300,000   Illinois Development Finance Authority RB
               (Jewish Federation of Metropolitan Chicago Project) - Series 2002
               Insured by AMBAC Assurance Corporation                           09/01/32    3.18       1,300,000    VMIG-1
     755,000   Illinois HEFA RB
               (Rush-Presbyterian St. Luke's Medical Center) - Series 1996B
               LOC Northern Trust Company                                       11/15/06    3.20         755,000    VMIG-1    A1+
   2,000,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
               LOC National City Bank                                           11/01/20    3.18       2,000,000    VMIG-1
   2,400,000   Jacksonville,  (University of Florida Health Science Center) -
               Series 1989
               LOC Bank of America, N.A.                                        07/01/19    3.28       2,400,000    VMIG-1
   3,950,000   Jefferson County, AL Public Park & Recreation Board
               (YMCA Project) - Series 2005
               LOC Amsouth Bank                                                 10/01/25    3.24       3,950,000    VMIG-1
   4,815,000   Kings County,WA Limited Tax Obligation Bonds - Series 2005
               (Putters - Series  1184)
               Insured by FGIC                                                  01/01/13    3.24       4,815,000              A1
   2,500,000   Lakeview, MI School District 2002 School Building & Site
               - Series B                                                       05/01/32    3.15       2,500,000              A1+
     680,000   Lancaster, PA Higher Education Authority RB
               (Franklin & Marshall College) - Series 1997                      04/15/27    3.27         680,000    VMIG-1    A1
   2,680,000   Lisle, IL MHRB (Four Lakes Phase V-Lisle Project) - Series 1996
               Collateralized by Federal National Mortgage Association          09/15/26    3.17       2,680,000              A1+
   2,080,000   Long Island Power Authority NY
               Guaranteed by FSA                                                12/01/29    3.16       2,080,000    VMIG-1    A1+
   5,000,000   Massachusetts Bay Transportation Authority - Series 2000         03/01/30    3.14       5,000,000    VMIG-1    A1+
   6,620,000   Massachusetts Water Resources Authority
               (Multi- Model Subordinated General RB) - Series 2001B
               Insured by FGIC                                                  08/01/31    3.10       6,620,000    VMIG-1    A1+
   4,000,000   Michigan Higher Education Facility Authority RB
               (Hope College Project) - Series 2002B
               LOC Fifth Third Bank                                             04/01/32    3.19       4,000,000              A1+
   1,200,000   Michigan State Strategic Fund (Detroit Symphony) - Series 2001A
               LOC LaSalle Bank Midwest, N.A.                                   06/01/31    3.18       1,200,000              A1
   1,000,000   Missouri State HEFA (Washington University) - Series 1996A       09/01/30    3.19       1,000,000    VMIG-1    A1+
   1,400,000   New Ulm, MN Hospital Facility RB
               (Health Center System Project) - Series 1985
               LOC Wells Fargo Bank, N.A.                                       08/01/14    3.25       1,400,000              A1+
   3,500,000   NJ Health Care Facilities Finance Authority
               (Meridian Health System) - Series 2003B
               LOC Bank of America,N.A.                                         07/01/33    3.06       3,500,000    VMIG-1    A1
   4,380,000   New York State Dormitory Authority RB
               (Mental Health System) - Series 2003F-2
               Insured by FSA                                                   02/15/21    3.17       4,380,000              A1+
   4,115,000   New York State Housing Finance Agency RB
               (10 Barclays Street) - Series 2004A
               Guaranteed by Federal National Mortgage Association              11/15/37    3.16       4,115,000    VMIG-1
   2,450,000   North Carolina Educational Facilities RB
               (Duke University) - Series 1987A                                 12/01/17    3.17       2,450,000    VMIG-1    A1+
   3,025,000   North Carolina Educational Facilities RB
               (Duke University) - Series 1991B                                 12/01/21    3.17       3,025,000    VMIG-1    A1+
   1,700,000   Oregon State GO - Series 73H                                     12/01/19    3.17       1,700,000    VMIG-1    A1+
   4,000,000   Pennsylvania EDFA  (Amtrak Project) - Series 2001B
               LOC JPMorgan Chase Bank, N.A.                                    11/01/41    3.25       4,000,000    VMIG-1    A1+
   4,800,000   Private Hospital Authority of "Dekalb", GA
               (Egleston Childrens Hospital)
               LOC Suntrust Bank                                                03/01/24    3.18       4,800,000    VMIG-1    A1+
     445,000   Reading, PA (York County General Authority) - Series 1996A
               Insured by AMBAC Assurance Corporation                           09/01/26    3.18         445,000              A1+
   2,105,000   Tulsa County, OK IDA (First Mortgage - Montercau) - Series 2002A
               LOC BNP Paribas                                                  07/01/32    3.19       2,105,000              A1+
   1,000,000   University of Kansas Hospital Authority RB
               (KU health System) - Series 2004
               LOC Harris, N.A.                                                 09/01/34    3.18       1,000,000              A1+
   1,700,000   University of North Carolina at Chapel Hill RB - Series 2001B    12/01/25    3.17       1,700,000    VMIG-1    A1+
   1,700,000   University of North Florida, Capital Improvement RB - Series 1994
               LOC Wachovia Bank, N.A.                                          11/01/24    3.23       1,700,000    VMIG-1
   1,550,000   Valdez, AK Marine Terminal
               (British Petroleum Pipelines Inc. Project)                       07/01/37    3.19       1,550,000    VMIG-1    A1+
   1,000,000   Valdez, AK Marine Terminal
               (British Petroleum Pipelines Inc. Project)                       06/01/37    3.19       1,000,000    VMIG-1    A1+
   2,000,000   Wisconsin Public Power, Inc.  (Power Supply System RB) -
               Series 2005A (Putters - Series 1150)
               LOC AMBAC Assurance Corporation                                  07/01/13    3.21       2,000,000    VMIG-1
     500,000   Wisconsin HEFA (Alverno College Project) - Series 1997
               LOC Allied Irish Banks, PLC                                      11/01/17    3.21         500,000    VMIG-1
------------                                                                                        ------------
 126,225,000   Total Variable Rate Demand Instruments                                                126,225,000
------------                                                                                        ------------
               Total Investments (99.53%) (Cost $151,943,731)                                        151,943,731
               Cash and other assets, net of liabilities (0.47)                                          722,337
                                                                                                    ------------
               Net Assets (100.00%), 152,671,435 shares outstanding                                 $152,666,068
                                                                                                    ============
               Net Asset Value, offering and redemption price per share                             $       1.00
                                                                                                    ============

FOOTNOTES:

Note 1 Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

KEY:
   BAN     =   Bond Anticipation Note                        IDA    =   Industrial Development Authority
   COPs    =   Certificates of Participation                 IDC    =   Industrial Development Corporation
   EDFA    =   Economic Development Finance Authority        LOC    =   Letter of Credit
   FGIC    =   Financial Guaranty Insurance Company          MHRB   =   Multi-Family Housing Revenue Bond
   FSA     =   Financial Security Assurance                  PCRB   =   Pollution Control Revenue Bond
   GO      =   General Obligation                            RB     =   Revenue Bond
   HEFA    =   Health and Education Facilities Authority     TAN    =   Tax Anticipation Note
   HRB     =   Hospital Revenue Bond                         TRAN   =   Tax and Revenue Anticipation Note

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: May 26, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: May 26, 2006

* Print the name and title of each signing officer under his or her signature.